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                         DFA INVESTMENT DIMENSIONS GROUP INC.


                 SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 30, 1997


     Beginning February 17, 1998, Citibank, N.A. ("Citibank"), 111 Wall Street, New York, New York 10005, will succeed Boston Safe Deposit and Trust Company ("Boston Safe") as the global custodian for the following Portfolios and Series:
DFA International Small Cap Value Portfolio, Large Cap International Portfolio, DFA Global Fixed Income Portfolio, DFA International Value Series, the Japanese Small Company Series, the Pacific Rim Small Company Series, the United Kingdom Small Company Series, the Continental Small Company Series, DFA Two-Year Global Fixed Income Series, and Enhanced U.S. Large Company Series (co-custodian with PNC Bank, N.A.). To ensure an orderly transition, the conversion to Citibank will be accomplished Portfolio by Portfolio (or, in the case of the Master Funds, Series by Series) and it is expected that the conversion will take approximately two and a half months. During the conversion process, Boston Safe will continue to serve as global custodian for the Portfolios and Series until their respective conversion dates. On February 17, 1998, PNC Bank, N.A. will become the custodian for all of the Feeder Portfolios. The Chase Manhattan Bank will continue to serve as the custodian for the Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Fund Inc., and PNC Bank, N.A. will continue to serve as the custodian for all other Series of the Trust.


                  THE DATE OF THIS SUPPLEMENT IS FEBRUARY 17, 1998.


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                         DFA INVESTMENT DIMENSIONS GROUP INC.

                               VA SMALL VALUE PORTFOLIO
                               VA LARGE VALUE PORTFOLIO
                           VA INTERNATIONAL VALUE PORTFOLIO
                           VA INTERNATIONAL SMALL PORTFOLIO
                            VA SHORT-TERM FIXED PORTFOLIO
                               VA GLOBAL BOND PORTFOLIO


                  SUPPLEMENT TO THE PROSPECTUS DATED MARCH 28, 1997


     Beginning February 17, 1998, Citibank, N.A. ("Citibank"), 111 Wall Street, New York, New York 10005, will succeed Boston Safe Deposit and Trust Company ("Boston Safe") as the global custodian for VA International Value Portfolio, VA International Small Portfolio and VA Global Bond Portfolio. To ensure an orderly transition, the conversion to Citibank will be accomplished Portfolio by Portfolio and it is expected that the conversion will take approximately two and a half months. During the conversion process, Boston Safe will continue to serve as global custodian for each Portfolio until its conversion date.



                  THE DATE OF THIS SUPPLEMENT IS FEBRUARY 17, 1998.